Sale of Greenstone Partnership (Details) $ in Millions		3 Months Ended	12 Months Ended
	Jan. 19, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2023 oz	Dec. 31, 2021 USD ($)
Statement Line Items [Line Items]
Contingent payment, due in product quantity			11,111
Contingent payment, average gold market price			20 days
Milestone 1
Statement Line Items [Line Items]
Contingent payment, production milestone			250,000
Milestone 2
Statement Line Items [Line Items]
Contingent payment, production milestone			500,000
Milestone 3
Statement Line Items [Line Items]
Contingent payment, production milestone			750,000
Greenstone Partnership
Statement Line Items [Line Items]
Proportion of ownership interest in joint operation			50.00%
Greenstone Partnership | Disposal groups classified as held for sale
Statement Line Items [Line Items]
Proportion of ownership interest in joint operation	50.00%
Disposal group, consideration | $	$ 210.0
Adjustments for gain (loss) on disposal of investments in subsidiaries, joint ventures and associates | $		$ 72.3
Estimated financial effect of contingent assets | $				$ 25.0